OFFIT Investment Fund, Inc.

             Supplement dated February 5, 2002 to
           Statement of Additional Information dated
         April 30, 2001 as Supplemented October 17, 2001

The following information replaces and supercedes the information contained in the Statement of Additional Information dated April 30, 2001 as Supplemented October 17, 2001:


1.  On page 21, the disclosure relating to Dr. Wallace Mathai-
Davis entitled "Management of the Company - Directors and
Officers" should be deleted. The following information should be added:

Name, Address       Position(s) Held       Principal Occupation(s)
and Age)            with the Company       Past 5 Years

F. Daniel Prickett  Chairman of the Board, Chief Executive Officer,
OFFITBANK           President, and         OFFITBANK (investment adviser)
520 Madison Avenue  Director              (2001-present); founder and
New York, NY 10022                        group executive of the Private
Age: 56 Years                             Capital Management Group of
                                          First Union (1995-2001);one
                                          Additional Chairman of the
                                          Board, President, and Director
                                          position with the OFFIT Fund
                                          Complex.



            INVESTORS SHOULD RETAIN THIS SUPPLEMENT
          WITH THE STATEMENT OF ADDITIONAL INFORMATION
                   FOR FUTURE REFERENCE.